UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

 BlackRock Advantage Small Cap Core Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017(Unaudited)	BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc. (a)	1,835	$54,371
DigitalGlobe, Inc. (a)	5,349	184,006
Engility Holdings, Inc. (a)	13,257	411,895
HEICO Corp., Class A	6,612	480,362
KLX, Inc. (a)	12,511	599,777

		1,730,411
Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (a)	37,362	1,436,569
Radiant Logistics, Inc. (a)	28,925	146,071

		1,582,640
Airlines — 0.9%
Hawaiian Holdings, Inc. (a)	38,232	1,638,241
Auto Components — 1.7%
Lear Corp.	233	34,843
Tenneco, Inc.	39,932	2,164,314
Tower International, Inc.	40,016	898,359

		3,097,516
Banks — 10.7%
Bank of the Ozarks	36,461	1,566,365
Banner Corp.	18,827	1,037,744
Cadence BanCorp (a)	21,776	453,812
Capital Bank Financial Corp., Class A	25,376	954,138
Carolina Financial Corp.	6,617	225,177
Cathay General Bancorp	45,045	1,588,737
Central Pacific Financial Corp.	22,698	658,242
Eagle Bancorp, Inc. (a)	12,184	757,845
First Connecticut Bancorp, Inc.	9,606	237,749
First Financial Northwest, Inc.	2,619	41,904
First Interstate BancSystem, Inc., Class A	13,490	474,848
First Merchants Corp.	43,363	1,702,865
First Midwest Bancorp, Inc.	18,323	386,249
Glacier Bancorp, Inc.	39,126	1,299,374
Guaranty Bancshares, Inc.	1,985	60,026
Home BancShares, Inc.	36,542	851,794
Independent Bank Corp.	4,016	81,926
Macatawa Bank Corp.	11,845	113,357
Mercantile Bank Corp.	1,515	46,041
QCR Holdings, Inc.	21,001	917,744
Republic Bancorp, Inc., Class A	3,221	114,603
Sandy Spring Bancorp, Inc.	22,657	873,880
Seacoast Banking Corp. (a)	12,720	290,906
South State Corp.	9,693	797,249
Union Bankshares Corp.	20,801	651,695
United Community Banks, Inc.	20,198	527,370
Webster Financial Corp.	6,256	292,030
Wintrust Financial Corp.	29,144	2,121,975

		19,125,645
Biotechnology — 4.1%
Acorda Therapeutics, Inc. (a)	9,184	191,027
Akebia Therapeutics, Inc. (a)	22,427	375,428
Applied Genetic Technologies Corp. (a)	10,132	46,607
Aptevo Therapeutics, Inc. (a)	9,160	12,183
Bluebird Bio, Inc. (a)	1,568	195,765
Calithera Biosciences, Inc. (a)	8,442	138,449
ChemoCentryx, Inc. (a)	36,071	250,333

Common Stocks	Shares	Value
Biotechnology (continued)
Clovis Oncology, Inc. (a)	287	$21,832
Cytokinetics, Inc. (a)	15,729	233,576
CytomX Therapeutics, Inc. (a)	22,094	381,784
Emergent BioSolutions, Inc. (a)	11,992	447,661
Enanta Pharmaceuticals, Inc. (a)	563	24,130
Enzon Pharmaceuticals, Inc.	8,011	3,013
Exact Sciences Corp. (a)	4,396	184,148
Exelixis, Inc. (a)	11,635	340,207
FibroGen, Inc. (a)	12,963	624,817
Genomic Health, Inc. (a)	11,999	380,368
Halozyme Therapeutics, Inc. (a)	4,294	55,865
Immune Design Corp. (a)	6,688	72,565
Intellia Therapeutics, Inc. (a)	17,787	374,061
Invitae Corp. (a)	4,330	42,521
Ironwood Pharmaceuticals, Inc. (a)	32,412	516,971
Jounce Therapeutics, Inc. (a)	3,685	62,608
Kite Pharma, Inc. (a)	2,880	512,611
Mersana Therapeutics, Inc. (a)	2,147	37,594
MiMedx Group, Inc. (a)	16,635	270,651
Pfenex, Inc. (a)	43,979	158,764
Ra Pharmaceuticals, Inc. (a)	4,261	63,958
Recro Pharma, Inc. (a)	13,507	101,708
Retrophin, Inc. (a)	16,605	405,162
Spectrum Pharmaceuticals, Inc. (a)	14,201	138,602
Vanda Pharmaceuticals, Inc. (a)	23,522	404,578
Veracyte, Inc. (a)	2,171	17,780
Xencor, Inc. (a)	8,496	183,684

		7,271,011
Building Products — 1.8%
Apogee Enterprises, Inc.	17,958	784,765
NCI Building Systems, Inc. (a)	9,366	157,349
Ply Gem Holdings, Inc. (a)	32,438	504,411
Universal Forest Products, Inc.	19,874	1,733,212

		3,179,737
Capital Markets — 2.3%
BGC Partners, Inc., Class A	41,638	540,878
Evercore, Inc., Class A	10,572	797,657
GAIN Capital Holdings, Inc.	4,675	29,453
Houlihan Lokey, Inc.	23,618	851,429
Moelis & Co., Class A	44,555	1,755,467
OM Asset Management PLC	9,811	138,629

		4,113,513
Chemicals — 1.2%
AdvanSix, Inc. (a)	6,963	222,329
Ingevity Corp. (a)	309	19,458
Innophos Holdings, Inc.	2,537	115,839
Innospec, Inc.	9,647	535,408
Koppers Holdings, Inc. (a)	2,368	92,826
PolyOne Corp.	872	31,514
Rayonier Advanced Materials, Inc.	5,198	71,317
Stepan Co.	8,307	642,629
Trinseo SA	6,080	406,752

		2,138,072
Commercial Services & Supplies — 1.7%
ACCO Brands Corp. (a)	13,406	146,796

Portfolio Abbreviations
CVR	Contingent Value Rights
MLP	Master Limited Partnership

BLACKROCK FUNDS	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
ARC Document Solutions, Inc. (a)	25,704	$90,735
Brink’s Co.	7,819	613,401
CECO Environmental Corp.	10,210	76,269
InnerWorkings, Inc. (a)	1,097	11,486
SP Plus Corp. (a)	11,251	415,162
Steelcase, Inc., Class A	41,484	547,589
Tetra Tech, Inc.	28,511	1,214,569

		3,116,007
Communications Equipment — 1.1%
Black Box Corp.	15,720	47,160
Ciena Corp. (a)	35,895	775,691
Extreme Networks, Inc. (a)	25,350	289,751
InterDigital, Inc.	11,470	818,385
Ubiquiti Networks, Inc. (a)	316	18,830

		1,949,817
Construction & Engineering — 0.9%
Comfort Systems U.S.A., Inc.	15,052	512,521
MasTec, Inc. (a)	23,958	977,486
Primoris Services Corp.	966	27,637

		1,517,644
Construction Materials — 0.0%
Summit Materials, Inc., Class A (a)	2,909	85,932
Consumer Finance — 0.7%
Elevate Credit, Inc. (a)	43,342	274,355
Enova International, Inc. (a)	45,293	538,987
Green Dot Corp., Class A (a)	8,112	390,836

		1,204,178
Diversified Consumer Services — 0.5%
Bridgepoint Education, Inc. (a)	12,248	108,150
Capella Education Co.	4,592	309,271
Grand Canyon Education, Inc. (a)	6,149	504,525

		921,946
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	39,941	1,861,251
Electric Utilities — 0.3%
Portland General Electric Co.	10,040	477,000
Electronic Equipment, Instruments & Components — 4.0%
Benchmark Electronics, Inc. (a)	6,434	209,105
Control4 Corp. (a)	2,677	66,283
Daktronics, Inc.	2,431	23,411
Electro Scientific Industries, Inc. (a)	3,120	38,438
Insight Enterprises, Inc. (a)	15,375	616,230
KEMET Corp. (a)	38,383	917,738
Novanta, Inc. (a)	495	19,354
PC Connection, Inc.	7,159	182,626
PCM, Inc. (a)	10,379	136,484
Rogers Corp. (a)	327	38,766
Sanmina Corp. (a)	47,736	1,787,713
SYNNEX Corp.	13,947	1,668,201
Tech Data Corp. (a)	13,547	1,494,099

		7,198,448
Energy Equipment & Services — 1.1%
Archrock, Inc.	29,047	296,279
C&J Energy Services, Inc. (a)	16,197	409,136
Diamond Offshore Drilling, Inc. (a)(b)	14,907	169,344
Exterran Corp. (a)	19,713	546,839
Fairmount Santrol Holdings, Inc. (a)	6,642	20,325
Keane Group, Inc. (a)	1,274	16,498
Mammoth Energy Services, Inc. (a)	12,494	172,167
NCS Multistage Holdings, Inc. (a)	3,113	61,513

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Pioneer Energy Services Corp. (a)	27,052	$45,988
SEACOR Marine Holdings, Inc. (a)	4,037	51,714
Select Energy Services, Inc., Class A (a)	5,540	78,114
Solaris Oilfield Infrastructure, Inc., Class A (a)	8,462	119,822

		1,987,739
Equity Real Estate Investment Trusts (REITs) — 7.0%
American Assets Trust, Inc.	633	25,712
Armada Hoffler Properties, Inc.	2,684	35,885
Ashford Hospitality Prime, Inc.	51,758	497,912
CatchMark Timber Trust, Inc., Class A	3,490	40,240
Chatham Lodging Trust	1	20
CoreSite Realty Corp.	6,616	785,716
DCT Industrial Trust, Inc.	12,500	729,375
DiamondRock Hospitality Co.	115,932	1,274,093
Easterly Government Properties, Inc.	8,222	164,933
First Industrial Realty Trust, Inc.	6,253	193,718
Gladstone Land Corp.	2,182	30,373
PS Business Parks, Inc.	14,775	1,996,250
QTS Realty Trust, Inc., Class A	8,180	443,192
Ramco-Gershenson Properties Trust	34,470	453,280
Retail Opportunity Investments Corp.	45,626	905,220
Rexford Industrial Realty, Inc.	1,311	39,396
Ryman Hospitality Properties, Inc.	21,208	1,260,179
Summit Hotel Properties, Inc.	79,307	1,176,916
Terreno Realty Corp.	65,788	2,384,815

		12,437,225
Food & Staples Retailing — 0.6%
Performance Food Group Co. (a)	38,725	1,076,555
Food Products — 0.6%
Dean Foods Co.	89,315	982,465
Sanderson Farms, Inc.	121	17,850

		1,000,315
Gas Utilities — 1.3%
ONE Gas, Inc.	14,806	1,114,003
Southwest Gas Holdings, Inc.	15,691	1,247,748

		2,361,751
Health Care Equipment & Supplies — 3.3%
AngioDynamics, Inc. (a)	12,437	211,802
Cantel Medical Corp.	14,152	1,149,850
Cutera, Inc. (a)	16,993	631,290
Exactech, Inc. (a)	6,546	199,980
Globus Medical, Inc., Class A (a)	4,954	149,759
Heska Corp. (a)	3,555	361,615
LeMaitre Vascular, Inc.	8,335	303,394
Masimo Corp. (a)	27,544	2,324,163
Wright Medical Group NV (a)	20,040	593,184

		5,925,037
Health Care Providers & Services — 1.7%
Chemed Corp.	1,076	212,284
Diplomat Pharmacy, Inc. (a)	15,936	266,928
Five Star Senior Living, Inc. (a)	19,049	30,955
LHC Group, Inc. (a)	25,373	1,655,588
Providence Service Corp. (a)	8,051	417,283
UnitedHealth Group, Inc.	526	104,621
WellCare Health Plans, Inc. (a)	2,248	392,681

		3,080,340
Health Care Technology — 1.6%
Medidata Solutions, Inc. (a)	28,950	2,170,092
Quality Systems, Inc. (a)	41,848	659,106

		2,829,198

2	BLACKROCK FUNDS	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Bloomin’ Brands, Inc.	15,062	$256,205
Caesars Entertainment Corp. (a)(b)	55,928	648,765
Century Casinos, Inc. (a)	10,523	72,083
Marriott Vacations Worldwide Corp.	467	54,340
Monarch Casino & Resort, Inc. (a)	6,378	226,865
Papa John’s International, Inc.	13,474	1,007,720
Ruth’s Hospitality Group, Inc.	31,080	607,614
Texas Roadhouse, Inc.	2,797	132,718
Tropicana Entertainment, Inc. (a)	2,194	104,434
Vail Resorts, Inc.	1,999	455,672

		3,566,416
Household Durables — 2.3%
Beazer Homes U.S.A., Inc. (a)	9,242	137,798
Century Communities, Inc. (a)	49,646	1,119,517
iRobot Corp. (a)	15,782	1,505,918
La-Z-Boy, Inc.	3,844	91,679
M/I Homes, Inc. (a)	8,229	202,433
Taylor Morrison Home Corp., Class A (a)	49,643	1,003,781
William Lyon Homes, Class A (a)	2,229	53,474

		4,114,600
Household Products — 0.2%
Central Garden & Pet Co. (a)	8,458	298,145
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	12,058	692,612
Pattern Energy Group, Inc.	2,252	56,570

		749,182
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	5,640	157,920
Insurance — 1.8%
Argo Group International Holdings Ltd.	6,526	392,865
Baldwin & Lyons, Inc., Class B	7,226	158,249
CNO Financial Group, Inc.	3,708	82,874
Genworth Financial, Inc., Class A (a)	4,306	14,770
Infinity Property & Casualty Corp.	6,081	537,864
James River Group Holdings Ltd.	43,680	1,741,958
Selective Insurance Group, Inc.	5,413	272,815

		3,201,395
Internet & Direct Marketing Retail — 0.3%
EVINE Live, Inc. (a)	1,772	1,763
Overstock.com, Inc. (a)	20,974	460,379

		462,142
Internet Software & Services — 2.0%
Apptio, Inc., Class A (a)	2,389	42,524
Box, Inc., Class A (a)	17,750	348,255
Care.com, Inc. (a)	8,927	133,637
Cornerstone OnDemand, Inc. (a)	28,213	986,891
Five9, Inc. (a)	10,020	215,430
Limelight Networks, Inc. (a)	11,303	40,578
NIC, Inc.	73,281	1,198,144
QuinStreet, Inc. (a)	6,216	33,256
Tremor Video, Inc. (a)	3,090	10,877
Wix.com Ltd. (a)	5,109	332,596
Yelp, Inc. (a)	1,098	46,775
YuMe, Inc.	39,288	192,118

		3,581,081
IT Services — 2.5%
Cardtronics PLC, Class A (a)	847	22,005
Convergys Corp.	19,751	464,149
CSG Systems International, Inc.	50,008	1,935,810
Everi Holdings, Inc. (a)	16,572	127,770

Common Stocks	Shares	Value
IT Services (continued)
Hackett Group, Inc.	76,872	$1,050,072
ManTech International Corp., Class A	1,210	48,666
Travelport Worldwide Ltd.	41,102	622,284
Unisys Corp. (a)	18,469	143,135

		4,413,891
Leisure Products — 0.8%
Brunswick Corp.	3,540	185,779
Malibu Boats, Inc., Class A (a)	30,512	822,909
MCBC Holdings, Inc. (a)	19,160	328,402

		1,337,090
Life Sciences Tools & Services — 1.9%
Albany Molecular Research, Inc. (a)	1,153	25,078
Cambrex Corp. (a)	9,270	482,967
Enzo Biochem, Inc. (a)	31,907	358,954
Harvard Bioscience, Inc. (a)	16,573	51,376
INC Research Holdings, Inc., Class A (a)	10,307	605,021
Luminex Corp.	20,874	403,494
Medpace Holdings, Inc. (a)	1,980	64,627
NanoString Technologies, Inc. (a)	23,596	364,558
PAREXEL International Corp. (a)	4,359	383,112
PRA Health Sciences, Inc. (a)	8,400	650,160

		3,389,347
Machinery — 3.7%
Alamo Group, Inc.	10,452	959,076
Altra Industrial Motion Corp.	816	37,577
Barnes Group, Inc.	5,115	319,790
Briggs & Stratton Corp.	68,527	1,434,955
Chart Industries, Inc. (a)	2,432	82,056
Columbus McKinnon Corp.	2,195	72,501
Commercial Vehicle Group, Inc. (a)	7,393	43,914
Global Brass & Copper Holdings, Inc.	2,504	74,744
Greenbrier Cos., Inc.	9,875	423,637
Harsco Corp. (a)	23,742	405,988
Kadant, Inc.	7,909	686,897
Meritor, Inc. (a)	30,348	602,711
Miller Industries, Inc.	848	21,285
Mueller Water Products, Inc., Class A	122,576	1,469,686

		6,634,817
Media — 0.8%
Central European Media Enterprises Ltd., Class A (a)	5,989	24,854
Lee Enterprises, Inc. (a)	17,366	36,469
Meredith Corp.	21,737	1,181,406
New Media Investment Group, Inc.	12,530	172,789

		1,415,518
Metals & Mining — 1.6%
Carpenter Technology Corp.	5,971	242,005
Compass Minerals International, Inc.	330	22,044
Handy & Harman Ltd. (a)	200	6,540
Ryerson Holding Corp. (a)	4,478	38,511
Schnitzer Steel Industries, Inc., Class A	55,572	1,494,887
Worthington Industries, Inc.	22,419	1,120,053

		2,924,040
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.	76,423	626,669
Ares Commercial Real Estate Corp.	16,160	213,150

		839,819
Multiline Retail — 0.4%
Big Lots, Inc.	15,451	735,468

BLACKROCK FUNDS	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund

Common Stocks	Shares	Value
Multi-Utilities — 0.7%
Avista Corp.	5,572	$286,401
NorthWestern Corp.	15,924	960,536

		1,246,937
Oil, Gas & Consumable Fuels — 1.1%
Abraxas Petroleum Corp. (a)	42,194	71,730
Bill Barrett Corp. (a)	45,624	136,416
Carrizo Oil & Gas, Inc. (a)	3,216	43,223
Eclipse Resources Corp. (a)	52,035	121,242
EP Energy Corp., Class A (a)(b)	27,194	79,950
Evolution Petroleum Corp.	25,089	174,369
Green Plains Partners LP — MLP	2,718	52,050
Northern Oil and Gas, Inc. (a)(b)	67,835	57,660
Overseas Shipholding Group, Inc., Class A (a)	56,293	127,222
Pacific Ethanol, Inc. (a)	92,075	460,375
Renewable Energy Group, Inc. (a)	28,708	347,367
SandRidge Energy, Inc. (a)	1,739	29,946
Ultra Petroleum Corp. (a)	25,198	196,292

		1,897,842
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	16,071	482,130
Domtar Corp.	94	3,801

		485,931
Personal Products — 0.4%
Inter Parfums, Inc.	17,362	684,931
Medifast, Inc.	1,267	71,738
Natural Health Trends Corp.	508	10,251

		766,920
Pharmaceuticals — 2.5%
Catalent, Inc. (a)	52,674	2,174,909
Corcept Therapeutics, Inc. (a)	56,714	945,422
Innoviva, Inc. (a)	3,576	50,207
Juniper Pharmaceuticals, Inc. (a)	4,726	21,976
Phibro Animal Health Corp., Class A	760	26,980
Prestige Brands Holdings, Inc. (a)	23,155	1,174,190
SciClone Pharmaceuticals, Inc. (a)	4,506	49,566

		4,443,250
Professional Services — 1.3%
Insperity, Inc.	28,392	2,279,878
Road & Rail — 0.2%
Daseke, Inc. (a)	5,698	74,644
Marten Transport Ltd.	2,408	41,297
Saia, Inc. (a)	3,197	180,790
Werner Enterprises, Inc.	2,378	78,712

		375,443
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc. (a)	1,852	136,196
Alpha & Omega Semiconductor Ltd. (a)	30,615	486,166
Ambarella, Inc. (a)	1,646	89,542
Brooks Automation, Inc.	18,919	493,218
Cabot Microelectronics Corp.	7,444	533,139
Cirrus Logic, Inc. (a)	4,574	265,201
Diodes, Inc. (a)	9,653	271,635
Entegris, Inc. (a)	99,246	2,525,811
Integrated Device Technology, Inc. (a)	1,140	28,169
IXYS Corp. (a)	2,172	49,956
Microsemi Corp. (a)	8,266	416,441
Monolithic Power Systems, Inc.	792	80,245
Power Integrations, Inc.	675	49,174
Semtech Corp. (a)	6,985	262,636
Silicon Laboratories, Inc. (a)	506	38,405
Synaptics, Inc. (a)	927	38,535

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc. (a)	12,170	$280,762

		6,045,231
Software — 3.8%
A10 Networks, Inc. (a)	62,182	407,292
Barracuda Networks, Inc. (a)	22,060	534,073
Bottomline Technologies, Inc. (a)	18,570	562,857
Imperva, Inc. (a)	26,767	1,195,147
MicroStrategy, Inc., Class A (a)	7,643	985,947
Paylocity Holding Corp. (a)	2,730	134,152
Proofpoint, Inc. (a)	21,238	1,948,799
RingCentral, Inc., Class A (a)	2,917	123,535
Varonis Systems, Inc. (a)	7,520	291,776
Verint Systems, Inc. (a)	15,873	630,158

		6,813,736
Specialty Retail — 1.2%
Aaron’s, Inc.	15,436	683,352
Asbury Automotive Group, Inc. (a)	15,818	851,799
Big 5 Sporting Goods Corp.	55,937	427,918
Citi Trends, Inc.	4,443	80,552
Haverty Furniture Cos., Inc.	6,971	163,470
West Marine, Inc. (a)	1,614	20,934

		2,228,025
Textiles, Apparel & Luxury Goods — 1.2%
Perry Ellis International, Inc. (a)	21,995	480,151
Steven Madden Ltd. (a)	40,365	1,711,476

		2,191,627
Thrifts & Mortgage Finance — 1.4%
Charter Financial Corp.	5,458	88,747
Essent Group Ltd. (a)	13,183	515,192
Federal Agricultural Mortgage Corp., Class C	1,957	133,311
First Defiance Financial Corp.	12,019	588,450
MGIC Investment Corp. (a)	17,026	194,948
Radian Group, Inc.	8,896	155,680
Riverview Bancorp, Inc.	33,095	265,753
Walker & Dunlop, Inc. (a)	10,684	514,862
Waterstone Financial, Inc.	810	14,296

		2,471,239
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	38,609	2,200,713
MRC Global, Inc. (a)	80,563	1,270,479
Rush Enterprises, Inc., Class A (a)	2,903	118,994

		3,590,186
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	20,256	417,071
Total Common Stocks — 93.0%		165,981,356

Rights
Biotechnology — 0.0%
Dyax Corp. — CVR (a)(c)	835	1,912
Total Long-Term Investments (Cost — $162,370,080) — 93.0%		165,983,268

4	BLACKROCK FUNDS	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (d)(f)	3,500,157	$3,500,157
SL Liquidity Series, LLC, Money Market Series, 1.32% (d)(e)(f)	962,934	963,031
Total Short-Term Securities (Cost — $4,463,214) — 2.5%		4,463,188
Total Investments (Cost — $166,833,294*) — 95.5%		170,446,456
Other Assets Less Liabilities — 4.5%		8,041,634

Net Assets — 100.0%		$178,488,090

Notes to Schedule of Investments

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$167,174,587

Gross unrealized appreciation	$11,223,504
Gross unrealized depreciation	(7,903,240)

Net unrealized appreciation	$3,320,264

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Annualized 7-day yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

(f)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2017	Net Activity	Shares Held at August 31, 2017	Value at August 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,092,686	1,407,471	3,500,157	$3,500,157	$5,273		—	—
SL Liquidity Series, LLC, Money Market Series	621,030	341,904	962,934	963,031	10,509	[1]	$(37)	$(29)
Total				$4,463,188	$15,782		$(37)	$(29)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses ,and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	51	September 2017	$3,581	$48,395

BLACKROCK FUNDS	AUGUST 31, 2017	5

Schedule of Investments (concluded)	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$165,956,278	$25,078	—	$165,981,356
Rights[1]	—	—	$1,912	1,912
Short-Term Securities	3,500,157	—	—	3,500,157

Subtotal	$169,456,435	25,078	$1,912	$169,483,425

Investments Valued at NAV[2]				963,031

Total Investments				$170,446,456

Derivative Financial Instruments[3]
Assets:
Equity contracts	$48,395	—	—	$48,395

[1]	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Life Sciences Tools & Services.

[2]	As of August 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2017, there were no transfers between levels.

6	BLACKROCK FUNDS	AUGUST 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	October 23, 2017